Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Financial assets and financial liabilities
Note 17. Financial Assets and financial liabilities
17.1 Borrowings:

	Successor December 31, 2019	Successor December 31, 2018	Predecessor December 31, 2017
Non-Current
Borrowings	389,096	294,415	—

Total non-current	389,096	294,415	—

Current
Borrowings	62,317	10,352	—

Total current	62,317	10,352	—

Total Borrowings	451,413	304,767	—

The maturities of the Company’s borrowings (excluding lease liabilities) and its exposure to interest rates are as follow:

	Successor December 31, 2019	Successor December 31, 2018	Predecessor December 31, 2017
Fixed rate
Less than one year	43,370	4,841	—
One to two years	200,172	14,721	—
Three to five years	44,932	132,486	—

	288,474	152,048	—
Floating rates
Less than one year	18,947	5,5111	—
One to two years	99,060	14,721	—
Three to five years	44,932	132,487	—

	162,939	152,719	—
See Note 17.5 for information regarding the fair value of the borrowings.

The following table details the carrying amount of borrowings as of December 31, 2019:

Subsidiary (1)	Bank	Subscription date	Currency	Amount of principal	Interest	Rate	Expiration	Carrying amount
Vista Argentina	Banco Galicia, Banco Itáu Unibanco, Banco Santander Rio y Citibank NA (1)	July, 2018	US	150,000	Floating	Libor + 4,5%	July, 2023	306,199
				150,000	Fixed	8%
Vista Argentina	Banco de la Ciudad de Buenos Aires	March, 2019	US	7,000	Fixed	7%	March, 2020	7,007
Vista Argentina	Banco BBVA Argentina S.A.	July, 2019	US	15,000	Fixed	9.4%	July, 2022	15,236
Vista Argentina	Banco BBVA Argentina S.A.	December 2019	ARS	725,000	Fixed	62%	March, 2020	12,496
Vista Argentina	Banco de Galicia y Buenos Aires S.A.	December 2019	ARS	600,000	Floating	Badlar + 8.25%	March, 2021	10,289

(1)
During the term of the loan, the Company through its subsidiaries Vita Argentina, Vista Holding I and Vista Holding II, must comply with the following restrictions, according to the parameters defined in the loan contract.

(i)	The ratio of consolidated net debt to EBITDA (“Earnings Before Interest, Tax, Depreciation and Amortization”) consolidated.

(ii)	The Consolidated Interest Coverage Index as of the last day of any fiscal quarter, beginning with the quarter ending September 30,2018.
“Consolidated Interest Coverage Ratio” shall mean, for any date of determination, the ratio of (a) Consolidated EBITDA for the test period ended on such date to (b) Consolidated Interest Expense of Vista and its Restricted Subsidiaries for such period.

(iii)	Adjusted Consolidated Net Debt to Adjusted Consolidated EBITDA Ratio of Vista Holding I.
This credit facility includes covenants restricting, but not prohibiting, among other things, Vista Argentina, Vista Holding I and Vista Holding II and the Company’s ability to: (i) incur or guarantee additional debt; (ii) create liens on its assets to secure debt; (iii) dispose of assets (iv) merge or consolidate with another person or sell or otherwise dispose of all or substantially all of its assets; (v) change their existing line of business (vi) declare or pay any dividends or return any capital, other than certain limited payments; (vii) make investments; (viii) enter into transactions with affiliates; (ix) and change their existing accounting practices.
As of December 31, 2019, and 2018, there was no
non-compliance
of said affirmative, negative and financial covenants.

Additionally, Vista Argentina issued a simple
non-convertible
debt security, under the Notes Program that was approved by the National Securities Commision in Argentina (“CNV”) and issued the following negotiable obligations:

Subsidiary	Documents	Subscription date	Currency	Amount of principal	Interest	Rate	Expiration	Carrying amount
Vista Argentina	Negotiable Obligations	July 2019	US	50,000	Fixed	7.88%	July 2021	50,109
Vista Argentina	Negotiable Obligations	August 2019	US	50,000	Fixed	8.5%	August 2022	50,077
Under the aforementioned Program of Notes, the Company may publicly offer and issue debt securities in Argentina for a total capital amount of up to 800,000 or its equivalent in other currencies at any time.
17.1.1 Loan Agreement with OPIC
On September 11, 2019, the Board of Directors of the Overseas Private Investment Corporation (“OPIC”) has approved a credit line up to 300,000 in financing to Vista Argentina and 150,000 to Aleph, with a term of up to ten years, which are subject to the conclusion of the final documents. As of the date of these consolidated financial statements no funds related to this loan were received
17.2 Changes in liabilities arising from financing activities
The movements in the borrowings are as follows:

	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Balance at the beginning of the periods/year	304,767	—	—	—
Balance of financial liability as of April 4, 2018 of VISTA related to Series A shares	—	647,083	—	—
Proceeds from the bridge loan (1)	—	260,000	—	—
Payment of bridge loan transaction costs	—	(11,904)	—	—
Payment of bridge loan (1)	—	(260,000)	—	—
Proceeds from loans	234,728	300,000	—	—
Payment of loans transaction costs	(1,274)	(8,333)	—	—
Payment of redemption of Series A shares (Note 20.1)	—	(204,590)	—	—
Capitalization of liability related to Series A shares (2)	—	(442,491)	—	—
Interes expense (2) (Note 11.2)	34,159	15,546	—	—
Payment of borrowings’ interests	(32,438)	(5,018)	—	—
Payment of borrowings’ principal	(90,233)	—	—	—
Costs of early settlements of borrowings and amortized cost (Note 11.3)	2,076	14,474	—	—
Foreing currency exchange difference	(372)

At the end of the period/year	451,413	304,767	—	—

(1)
On April 4, 2018, the Company subscribed a bridge loan agreement with Citibank, NA, Credit Suisse AG and Morgan Stanley Senior Funding, Inc., as
co-lenders,
for an amount of 260,000 in order to pay a portion of the price of acquisition of the shares of APCO and APCO Argentina. Such loan originated transaction costs for an amount of 11,904. The loan had an expiration date on February 11, 2019 and bore interest of 3.25% to be increased on a quarterly basis reaching 5% at the expiration date. The repayment of the entire principal would occur on the final maturity date. The repayment of the entire principal and interest accrued occurred on July 19, 2018.

This loan was prepaid on July 19, 2018, when a new financing was obtained through its Argentine subsidiary as explained in item 2). Consequently, the collateral in favor of the lenders was released. As of that date, the remaining amount of deferred expenses related to this loan for 11,904 were recognized in profit or loss.

(2)	Non-cash movement

17.3 Warrants
Along with the issuance of the Serie A common shares at the IPO, the Company placed 65,000,000 warrants to purchase one-third
of a Serie A common shares at a strike price of 11.50 US per share (the “Serie A Warrants”). These Serie A Warrants expire on April 4, 2023 or earlier if, after exercisability, the closing price for a class A common share for any 20 trading days within an applicable
30-trading
day period shall equal or exceed the peso equivalent of 18.00 US and the Company decides to early terminate the exercise period of the warrants. In the event the Company declares an early termination, Vista will have the right to declare that the exercise of the Series A Warrants to be made on a “cashless basis”. If the Company elects the cashless exercise, holders of Series A Warrants electing to exercise such warrants shall do so by surrendering warrants and receiving a variable number of Series A shares resulting from the formula set forth in the warrant indenture, which captures the average of the US equivalent of the closing price of the class A shares during a
10-day
period.
Substantially at the same time, the Company’s sponsors purchased a total of 29,680,000 warrants to purchase one-third
of a Series A common share at a strike price of 11.50 US per share (the “Warrants”) for 14,840 in a private placement that was made simultaneously with the closing of the Initial Public Offering in Mexico. The Warrants are identical to and fungible with the Series A Warrants; however, the Warrants may be exercised for cash or on a cashless basis for a variable number of Series A shares at the discretion of Vista’s sponsors or their permitted transferees. If the Warrants are held by other persons, then they will be exercisable by on the same basis as the other warrants.
On February 12, 2019, the Company completed the sale of 5,000,000 of warrants to purchase one-third
of a Series A common shares pursuant to a Forward Purchase Agreement and certain subscription commitment, at a price of 11.50 US/per share.
On August 15, 2018, the exercise period of the aforementioned Warrants commenced.
As of December 31, 2019, and 2018 warrant’s holders have not exercised our right.
The liability associated with the warrant will eventually be converted to the Company’s equity (Serie A common shares) when the warrants are exercised or will be extinguished upon the expiry of the outstanding warrants and will not result in the payment of any cash by the Company.
In accordance with IFRS, a contract to issue a variable number of shares should be classified as a financial liability and measured at fair value with changes in fair value recognized in the consolidated statement of profit or loss and comprehensive income.

	Successor December 31, 2019	Successor December 31, 2018	Predecessor December 31, 2017
Non-Current
Warrants	16,860	23,700	—

Total non-current	16,860	23,700	—

17.4 Financial instruments by category
The following chart presents financial instruments by category:

As of December 31, 2019	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total financial assets/liabilities
Assets
American government bonds (Note 22)	7,882	—	7,882
Natural gas surplus injection stimulus program (Note 16)	3,600	—	3,600
Advances and loans to employees (Note 16)	772	—	772

Total non-current financial assets	12,254	—	12,254

Cash and banks (Note 19)	139,931	—	139,931
Short term investments (Note 19)	111,314	8,783	120,097
Receivables from oil and gas sales (Note 16)	52,676	—	52,676
Natural gas surplus injection stimulus program (Note 16)	7,797	—	7,797
Receivables to third parties (Note 16)	3,797	—	3,797
Related parties (Note 16)	3,169	—	3,169
Loans to third parties (Note 16)	1,241	—	1,241
Price stability program of NGL (Note 16)	480	—	480
Director’s advances and loans to employees (Note 16)	284	—	284
Balances with joint operations (Note 16)	14	—	14
Checks to be deposited (Note 16)	3	—	3
Others (Note 16)	730	—	730

Total current financial assets	321,436	8,783	330,219

Liabilities
Borrowings (Note 17.1)	389,096	—	389,096
Warrants (Note 17.3)	—	16,860	16,860
Leases liabilities (Note 2.2)	9,372	—	9,372
Accounts payable and accrued liabilities (Note 25)	419	—	419

Total non-current financial liabilities	398,887	16,860	415,747
Accounts payable and accrued liabilities (Note 25)	98,269	—	98,269
Borrowings (Note 17.1)	62,317	—	62,317
Leases liabilities (Note 2.2)	7,395	—	7,395

Total current financial liabilities	167,981	—	167,981

As of December 31, 2018	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total financial assets/liabilities
Assets
Natural gas surplus injection stimulus program credit (Note 16)	9,049	—	9,049

Total non-current Financial assets	9,049	—	9,049

Cash and bank (Note 19)	13,254	—	13,254
Short term investments (Note 19)	38,862	28,792	67,654
Receivables from oil and gas sales, net (Note 16)	55,032	—	55,032
Checks to be deposited (Note 16)	883	—	883
Natural gas surplus injection stimulus program (Note 16)	6,899	—	6,899
Receivables to third parties (Note 16)	2,850	—	2,850
Director’s advances and loans to employees (Note 16)	1,818	—	1,818
Grants on propane credit (Note 16)	982	—	982
Related parties (Note 16)	186	—	186
Price stability program of NGL (Note 16)	151	—	151
Others (Note 16)	786	—	786

Total current financial assets	121,703	28,792	150,495

Liabilities
Accounts payable and accrued liabilities (Note 25)	1,007	—	1,007
Financial Liabilities (Note 17.1)	294,415	—	294,415
Warrants (Note 17.3)	—	23,700	23,700

Total non-current financial liabilities	295,422	23,700	319,122

Accounts payable and accrued liabilities (Note 25)	84,334	—	84,334
Financial Liabilities (Note 17.1)	10,352	—	10,352
Warrants (Note 17.3)	—	—	—

Total current financial liabilities	94,686	—	94,686

As of December 31, 2017	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total financial assets/liabilities
Assets
Natural gas surplus injection stimulus program (Note 16)	—	—	—
Mandatory save credit (Note 16)	207	—	207

Total non-current Financial assets	207	—	207

Cash and bank (Note 19)	184	—	184
Short term investments (Note 19)	17,180	19,471	36,651
Receivables from oil and gas sales, net (Note 16)	3,898	—	3,898
Checks to be deposited (Note 16)	8,323	—	8,323
Natural gas surplus injection stimulus program (Note 16)	14,366	—	14,366
Receivables to third parties (Note 16)	1,252	—	1,252
Director’s advances and loans to employees (Note 16)	22	—	22
Grants on propane credit (Note 16)	753	—	753
Related parties (Note 16)	27,295	—	27,295
Price stability program of NGL (Note 16)	218	—	218
Balance with joint operations (Note 16)	38	—	38
Others (Note 16)	26	—	26

Total current financial assets	73,555	19,471	93,026

Liabilities
Accounts payable and accrued liabilities (Note 25)	20,990	—	20,990
Financial Liabilities (Note 17.1)	—	—	—
Warrants (Note 17.3)	—	—	—

Total current financial liabilities	20,990	—	20,990

The income, expenses, gains and losses derived from each of the financial instrument categories are indicated below:
For the year ended December 31, 2019:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Interest income (Note 11.1)	3,770	—	3,770
Interest expense (Note 11.2)	(34,163)	—	(34,163)
Cost of early settlements of borrowings and amortized cost (Note 11.3)	(2,076)	—	(2,076)
Changes in the fair value of Warrants (Note 11.3)	—	6,840	6,840
Foreign currency exchange difference, net (Note 11.3)	(2,991)	—	(2,991)
Effect on discount on assets and liabilities at present value (Note 11.3)	(10)	—	(10)
Changes in the fair value of the financial assets (Nota 11.3)	—	873	873
Interest expense leases (Note 11.3)	(1,561)	—	(1,561)
Unwinding of discount on asset retirement obligation (Note 11.3)	(1,723)	—	(1,723)
Other financial results (Note 11.3)	(67)	—	(67)

Total	(38,821)	7,713	(31,108)

For the period from April 4, 2018 through December 31, 2018:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Interest income (Note 11.1)	2,532	—	2,532
Interest expense (Note 11.2)	(15,746)	—	(15,746)
Foreign currency exchange difference, net (Note 11.3)	3,005	—	3,005
Changes in the fair value of Warrants (Note 11.3)	—	(8,860)	(8,860)
Changes in the fair value of government bonds and mutual funds (Note 11.3)
Cost of early settlements of borrowings and amortized cost (Note 11.3)	(14,474)	—	(14,474)
Effect on discount on assets and liabilities at present value (Note 11.3)	(2,743)	—	(2,743)
Unwinding of discount on asset retirement obligation (Note 11.3)	(897)	—	(897)
Other	(366)	—	(366)

Total	(28,689)	(8,860)	(36,630)

For the period from January 1, 2018 through April 3, 2018:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Interest income (Note 11.1)	239	—	239
Interest expense (Note 11.2)	(23)	—	(23)
Foreign currency exchange difference, net (Note 11.3)	(995)	—	(995)
Results from financial instruments at fair value (Note 11.3)	—	69	69
Changes in the fair value of government bonds and mutual funds (Note 11.3)	—	—	—
Cost of early settlements of borrowings and amortized cost (Note 11.3)	—	—	—
Effect on discount on assets and liabilities at present value (Note 11.3)	—	—	—
Unwinding of discount on asset retirement obligation (Note 11.3)	(233)	—	(233)

Total	(1,012)	69	(943)

For the year ended December 31, 2017:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Interest income (Note 11.1)	166	—	166
Interest expense (Note 11.2)	(18)	—	(18)
Foreign currency exchange difference, net (Note 11.3)	(1,506)	—	(1,506)
Results from financial instruments at fair value (Note 11.3)	—	1,206	1,206
Changes in the fair value of government bonds and mutual funds (Note 11.3)	—	—	—
Cost of early settlements of borrowings and amortized cost (Note 11.3)	—	—	—
Effect on discount on assets and liabilities at present value (Note 11.3)	—	—	—
Unwinding of discount on asset retirement obligation (Note 11.3)	(815)	—	(815)
Other (Note 11.3)	679	—	679

Total	(1,494)	1,206	(288)

17.5 Fair values
This note provides information about how the Company determines fair values of various financial assets and financial liabilities.

17.5.1 Fair value of the Group’s financial assets and financial liabilities that are measured at fair value on a recurring basis
The Company classifies the fair value measurements of financial instruments using a fair value hierarchy, which reflects the relevance of the variables used to perform those measurements. The fair value hierarchy has the following levels:

•	Level 1: quoted prices (not adjusted) for identical assets or liabilities in active markets.

•	Level 2: data different from the quoted prices included in Level 1 observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices).

•	Level 3: Asset or liability data based on information that cannot be observed in the market (i.e., unobservable data).

The following table shows the Company’s financial assets and liabilities measured at fair value as of December 31, 2019, December 31, 2018, and December 31, 2017:

As of December 31, 2019	Level 1	Level 2	Level 3	Total
Assets
Financial assets at FVTPL
Government bonds and mutual funds	8,783	—	—	8,783

Total assets	8,783	—	—	8,783

As of December 31, 2019	Level 1	Level 2	Level 3	Total
Liabilities
Financial liabilities at FVTPL
Warrants	—	—	16,860	16,860

Total liabilities	—	—	16,860	16,860

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Assets
Financial assets at FVTPL
Government bonds and mutual funds	28,792	—	—	28,792

Total assets	28,792	—	—	28,792

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Liabilities
Financial liabilities at FVTPL
Warrants	—	—	23,700	23,700

Total liabilities	—	—	23,700	23,700

As of December 31, 2017	Level 1	Level 2	Level 3	Total
Assets
Financial assets at FVTPL
Government bonds and notes	17,349	—	—	17,349
Mutual funds	2,122			2,122

Total assets	19,471	—	—	19,471

The value of the financial instruments negotiated in active markets is based on the market quoted prices as of the date of these financial statements. A market is considered active when the quoted prices are regularly available through a stock exchange, broker, sector-specific institution or regulatory body, and those prices reflect regular and current market transactions between parties that act in conditions of mutual independence. The market quotation price used for the financial assets held by the Company is the current offer price. These instruments are included in Level 1.
The fair value of financial instruments that are not negotiated in active markets is determined using valuation techniques. These valuation techniques maximize the use of market observable information, when available, and rely as little as possible on specific estimates of the Company. If all significant variables to establish the fair value of a financial instrument can be observed, the instrument is included in Level 2.

If one or more variables used to determine the fair value could not be observed in the market, the financial instrument is included in Level 3.
There were no transfers between Level 1 and Level 2 during the year ended December 31, 2019, the period from April 4, 2018 through December 31, 2018, the period from January 1, 2018 through April 3, 2018 and during the year ended December 31, 2017.
The fair value of Warrants is determined using the Black & Scholes warrant pricing model by taking into consideration the expected volatility of the Company’s common shares in estimating the Company’s future stock price volatility. The risk-free interest rate for the expected life of the Warrants is based on the yield available on government benchmark bonds with an approximate equivalent remaining term at the time of the grant. The expected life is based upon the contractual term.
The following weighted average assumptions were used to estimate the fair value of the warrant liability as of December 31, 2019 and December 31, 2018:

	As of December 31, 2019	As of December 31, 2018
Annualized volatility	22.941%	26.675%
Domestic risk-free interest rate	6.562%	8.575%
Foreign risk-free interest rate	1.697%	2.537%
Expected life of warrants in years	3.31 years	4.27 years
This is a Level 3 recurring fair value measurement. The key level 3 inputs used by management to determine the fair value are the market price and the expected volatility. If the market price were to increase by 0.10 this would increase the obligation by approximately 901 as of December 31, 2019. If the market price were to decrease 0.10 this would decrease the obligation by approximately 878. If the volatility were to increase by 50 basis points this would increase the obligation by approximately 506. If the volatility were to decrease by 50 basis point, this would decrease the obligation by approximately 519 as of December 31, 2019.
If the market price were to increase by 0.10 this would increase the obligation by approximately 820 as of December 31, 2018. If the market price were to decrease 0.10 this would decrease the obligation by approximately 828. If the volatility were to increase by 50 basis points this would increase the obligation by approximately 245 as of December 31, 2018. If the volatility were to decrease by 50 basis point, this would decrease the obligation by approximately 259 as of December 31, 2018.

Reconciliation of Level 3 fair value measurements	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
Balance of warrant liability as of the beginning of the year	23,700	14,840	—
Total change in fair value of warrants:
(loss) or profit (Note 11.3)	(6,840)	8,860	—

Closing balance (Note 17.3)	16,860	23,700	—

17.5.2 Fair value of financial assets and financial liabilities that are not measured at fair value (but fair value disclosures are required)
Except as detailed in the following table, the Company consider that the carrying amounts of financial assets and financial liabilities recognized in the consolidated financial statements approximate their fair values as explained in the correspondent notes.

As of December 31, 2019	Carrying amount	Fair Value	Level
Liabilities
Borrowings	451,413	416,845	2

Total liabilities	451,413	416,845

As of December 31, 2018	Carrying amount	Fair Value	Level
Liabilities
Borrowings	304,767	286,734	2

Total liabilities	304,767	286,734

17.6 Financial instruments risk management objectives and policies
17.6.1 Financial Risk Factors
The Company’s activities are subject to several financial risks: market risk (including the exchange rate risk, the interest rate risk and the price risk), credit risk and liquidity risk.
Financial risk management is encompassed within the Company’s global policies, there is an integrated risk management methodology focused on monitoring risks affecting the whole Company. The Company’s risk management strategy seeks to achieve a balance between profitability targets and risk exposure levels. Financial risks are those derived from financial instruments the Company and PELSA is exposed to during or at the closing of each period/year. As of December 31, 2019, the Company celebrated some derivative financial instruments to mitigate associated exchange rate risks and the impact in the results of the year is recognized in “Other financial results”.
Financial risk management is controlled by the Company’s Financial Department, which identifies, evaluates and covers financial risks. Risk management systems and policies are reviewed on a regular basis to reflect changes in market conditions and the Company’s activities. This section includes a description of the main risks and uncertainties, which may adversely affect the Company’s strategy, performance, operational results and financial position.
17.6.1.1 Market risks
Foreign exchange risk
The Company’s financial situation and the results of its operations are sensitive to variations in the exchange rate between the US and ARS and other currencies.
During the years ended on December 31, 2018 and 2017, the Company or PELSA did not use derivative financial instruments to mitigate associated exchange rate risks in the periods/year presented. As of December 31, 2019, the Company celebrated some derivative financial instruments to mitigate associated exchange rate risks and the impact in the results of the year is recognized in “Other financial results”.
The majority of the Company’s and PELSA’s sales are directly denominated in dollars or the evolution of its price follows the evolution of the quotation of this currency. The Company and PELSA collect a significant portion of its revenues in ARS pursuant to prices which are indexed to the U.S. dollar, mainly revenues resulting from the sale of gas and crude oil.
During the year ended December 31, 2019 the Argentine Peso depreciated by approximately 59%. During the period from April 4, 2018 through December 31, 2018, the period from January 1, 2018 through April 3, 2018 and during the year ended December 31, 2017, the Argentine Peso depreciated by approximately 105%, 8% and 17%.
The following tables demonstrate the sensitivity to a reasonably possible change in ARS exchange rates against US, with all other variables held constant. The impact on the Company’s profit before tax is due to changes in the fair value of monetary assets and monetary liabilities denominated in currencies other that the US, the functional currency of the Company. As of December 31, 2019, December 31, 2018, December 31, 2017 and January 1, 2018, there is no additional impact on PELSA’s or the Company’s pre’tax equity because it does not have any item that directly affects equity. The Company’s exposure to foreign currency changes for all other currencies is not material.

	Consolidated Successor As of December 31, 2019	Consolidated Successor As of December 31, 2018	Predecessor As of April 3, 2018	Predecessor As of December 31, 2017
Change in Argentine Peso Rate	+/- 33%	+/ -28%	+/ -30%	+/ -17%
Effect in profit before tax	(20,350)/20,350	(12,697)/12,697	(10,381)/10,381	(5,617)/ 5,617
Effect in pre-tax equity	(20,350)/20,350	(12,697)/12,697	(10,381)/10,381	(5,617)/ 5,617
Argentine inflationary environment
Inflation in Argentina has been high for several years, but consumer price inflation (“IPC”) was not reported consistently. Given the differences in geographical coverage, weights, sampling, and methodology of various inflation series, the average IPC inflation for 2014, 2015, and 2016, and end-of-period
inflation for 2015 and 2016 were not reported in the International Monetary Fund’s April 2018 World Economic Outlook. The
3-year
cumulative inflation using different combinations of retail price indices has been in excess of 100% since late 2017. However, the wholesale price index, which had been available consistently for the past three years, was about 75% cumulative basis in December 2017.
In the year ended December 31, 2019 and 2018 the ARS devalued approximately 59% and 100%, respectively. The annual interest rates during the years 2019 and 2018 were raised in excess of 65% and 60% and wholesale price inflation accelerated considerably. As of December 31, 2019, and 2018 the
3-year
accumulative rate of inflation reach a level of around 180% and 140%, respectively.
Price risk
The Company’s financial instruments are not significantly exposed to hydrocarbon international price risks because of the current regulatory, economic, governmental and other policies in force, gas domestic prices are not directly affected in the short-term due to variations in the international market.
Additionally, the Company’s investments in financial assets classified as “at fair value through profit or loss” are sensitive to the risk of changes in the market prices resulting from uncertainties as to the future value of such financial assets.
The Company estimates that provided all other variables remain constant, a revaluation/(devaluation) of each market price detailed below would generate the following increase/(decrease) in the fiscal year’s income/(loss) in relation to financial assets at fair value through profit or loss detailed in Note 17.1 to these financial statements:

	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Change in Government bonds	+/ -10%	+/ -10%	+/ -10%	+/ -10%
Effect in profit before tax	530	1,329	1,213	1,513
Change in Mutual funds	+/ -10%	+/ -10%	+/ -10%	+/ -10%
Effect in profit before tax	366	5,096	1,587	212
Cash flow and fair value interest rate risk
The management of the interest rate risk seeks to minimize financial costs and limit the Company’s exposure to interest rate increases.
Indebtedness at variable rates exposes the Company to the interest rate risk on its cash flows due to the possible volatility they may experience. Indebtedness at fixed rates exposes the Company to the interest rate risk on the fair value of its liabilities, since they may be considerably higher than variable rates. As of December 31, 2019, December 31, 2018, approximately 36% and 50% of the indebtedness was subject to variable interest rates, at Libor and Badlar rate plus an applicable margin. As of December 31, 2019, December 31, 2018, the variable interest rate was 6.67% and 8.06% for the loans denominated in US and 59.90% and 0% for the loans denominated in ARS, respectively. As of December 31, 2017, the Company does not have any borrowings.

The Company seeks to mitigate its interest-rate risk exposure through the analysis and evaluation of (i) the different liquidity sources available in the financial and capital market, both domestic and (if available) international; (ii) interest rates alternatives (fixed or variable), currencies and terms available for companies in a similar sector, industry and risk than the Company; (iii) the availability, access and cost of interest-rate hedge agreements. On doing this, the Company evaluates the impact on profits or losses resulting from each strategy over the obligations representing the main interest-bearing positions.
In the case of fixed rates and in view of the market’s current conditions, the Company considers that the risk of a significant decrease in interest rates is low and, therefore, does not foresee a substantial risk in its indebtedness at fixed rates.
In the year ended December 31, 2019, the period from April 4, 2018 through December 31, 2018, the period from January 1, 2018 through April 3, 2018 and for the year ended December 31, 2017, the Company did not use derivative financial instruments to mitigate risks associated with fluctuations in interest rates.
17.6.1.2 Credit risk
The Company establishes individual credit limits according to the limits defined by the Commercial Department based on internal or external ratings. The Company makes constant credit assessments on its customers’ financial capacity, which minimizes the potential risk for bad debt losses. Customer credit risk is managed centrally subject to the Company’s established policy, procedures and controls relating to customer credit risk management. Outstanding customer receivables are regularly monitored.
The credit risk represents the exposure to possible losses resulting from the breach by commercial or financial counterparties of their obligations taken on with the Company. This risk stems mainly from economic and financial factors.
The Company has established an allowance for expected credit losses. This allowance represents the best estimate by the Company of possible losses associated with trade receivables and other receivables.
The Company has the following credit risk concentration regarding its participation on all trade receivables as of and on revenues for the periods/year:

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Percentages on total trade receivables:
Customers
Raizen Argentina S.A. (previously Shell Cía. Argentina de Petróleo S.A)	34%	31%	—
Trafigura Argentina S.A.	31%	35%	—
Camuzzi Gas Pampeana, S.A.	16%	8%
Pampa Energía S.A.	—%	—%	52%
Pampa Comercializadora S.A.	—%	—%	16%

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Percentages on revenues from contracts with customers by product:
Oil Market
Raizen Argentina S.A. (previusly Shell Cía. Argentina de Petróleo S.A)	53%	40%	—%

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Trafigura Argentina S.A.	45%	34%	—%
Pampa Energía S.A.	—%	13%	100%
YPF S.A.	—%	12%	—%
Natural Gas
Rafael G. Albanesi S.A.	22%	26%	—%
Camuzzi Gas Pampena S.A.	22%	6%	—%
Metroenergía S.A.	14%	3%	—%
Cía. Inversora de Energía S.A.	7%	13%	—%
San Atanasio Energía S.A.	2%	10%	—%
Pampa Comercializadora S.A.	—%	—%	23%
Pampa Energía S.A.	—%	—%	66%
Total Gas Marketing Cono Sur S.A.	—%	—%	11%
No other single client has a participation on the total amount of these receivables or revenues exceeding 10% in each of the periods presented.
An impairment analysis is performed at each reporting date on a case-by-case
basis to measure expected credit losses. The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions.
The Company does not hold collateral as security. The Cmpany evaluates the concentration of risk with respect to trade receivables as high, as its customers are concentrated as detailed above.

Set out below is the information about the credit risk exposure on the Company ’s trade receivables:

Successor-December 31, 2019	Current	<90 days	90–365 days	>365 days	Total
Estimated total gross carrying amount at default	46,490	6,189	100	—	52,779
Expected credit loss	—	—	(100)	—	(100)

					52,679

Successor-December 31, 2018	Current	<90 days	90–365 days	>365 days	Total
Estimated total gross carrying amount at default	44,374	7,965	3,833	—	56,172
Expected credit loss	—	—	(257)	—	(257)

					55,915

Predecessor-December 31, 2017	Current	<90 days	90–365 days	>365 days	Total
Estimated total gross carrying amount at default	38,261	678	—	6,161	45,100
Expected credit loss	—	—	—	6,161	6,161

					51,261

The credit risk of liquid funds and other financial investments is limited since the counterparties are high credit quality banking institutions. If there are no independent risk ratings, the risk control area evaluates the customer’s creditworthiness, based on past experiences and other factors.
17.6.1.3 Liquidity risk
The liquidity risk is associated with the Company’s capacity to finance its commitments and conduct its business plans with stable financial sources, as well as with the indebtedness level and the financial debt maturities profile. The cash flow projection is made by the Financial Department.
The Company management supervises updated projections on liquidity requirements to guarantee the sufficiency of cash and liquid financial instruments to meet operating needs. In this way, the aim is that the Company does not breach indebtedness levels or the Covenants, if applicable, of any credit facility. Those projections take into consideration the Company’s debt financing plans, the compliance of the covenants and, if applicable, the external regulatory or legal requirements such as, for example, restrictions on the use of foreign currency.
Excess cash and balances above working capital management requirements are managed by the Company’s Treasury Department, which invests them in term deposits, money market funds, mutual funds, selecting instruments having proper currencies and maturities, and an adequate credit quality and liquidity to provide a sufficient margin as determined in the previously mentioned projections.
The Company keeps its sources of financing diversified between banks and the capital market, and it is exposed to the refinancing risk at maturity.
The determination of the Company’s liquidity index as of December 31, 2019, December 31, 2018 and December 31, 2017 is detailed below:

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor - December 31, 2017
Current assets	372,571	185,145	101,324
Current liabilities	193,036	134,118	32,143

Liquidity Index	1.930	1.380	3.152

The following table includes an analysis of the Company financial liabilities, grouped according to their maturity dates and considering the period remaining until their contractual maturity date from the date of the financial statements.
The amounts shown in the table are the contractual undiscounted cash flows.

As of December 31, 2019	Financial liabilities excluding borrowings	Borrowings	Total
Not yet due:
Less than one year	105,664	62,317	167,981
One to two years	5,334	299,232	304,566
Two to five years	21,317	89,864	111,181

Total	132,315	451,413	583,728

As of December 31, 2018	Financial liabilities excluding borrowings	Borrowings	Total
Not yet due:
Less than one year	84,334	10,352	94,686
One to two years	1,007	26,471	27,478
Two to five years	23,700	267,944	291,644

Total	109,041	304,767	413,808

As of December 31, 2017	Financial liabilities excluding borrowings	Borrowings	Total
Not yet due:
Less than one year	31,291	—	31,291
One to two years	852	—	852
Two to five years	4,945	—	4,945
More than five years	15,642	—	15,642

Total	52,730	—	52,730